Concentration of Risks (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 institutions	Dec. 31, 2012 institutions	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues from distributors individually representing exceeding 10% of total revenues	$ 0	$ 0	$ 0
Cash and cash equivalents	548,484,000	366,639,000	330,411,000	351,027,000
Number of financial institutions keeping cash and bank deposits	22	21
Maximum percentage of total cash held in any single institution	32.00%	36.00%
Currencies other than RMB [Member] | Mainland China [Member]
Concentration Risk [Line Items]
Cash and cash equivalents	$ 4,000	$ 2,200,000
Revenues, Net [Member] | Product Concentration Risk, Tian Long Ba Bu, MMORPG [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	64.00%	68.00%	74.00%
Revenues, Net [Member] | Geographic Concentration Risk, Domestic [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	91.00%	95.00%	96.00%